Convertible Loans Payable (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 21, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible loan payables, net of discount		$ 73,664	$ 176,703	$ 149,241
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible loan payables, net of discount		73,664	176,703
Proceed from convertable debt	$ 304,000	$ 178,000	$ 404,000
Interest rate		8.00%	8.00%
Fair value of derivative liability recorded as discount on note		$ 175,026	$ 746,672
Gain on derivative liability		$ 234,654
Loss on derivative liability			$ 1,269,266
Convertible Debt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Maturity date extended	Mar. 25, 2022
Convertible Debt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity date extended	Apr. 21, 2022